REPURCHASE OF TREASURY SHARES	12 Months Ended
Dec. 31, 2024
REPURCHASE OF TREASURY SHARES
REPURCHASE OF TREASURY SHARES

32. Repurchase of treasury shares

On July 20, 2022, the Company's Board of Directors approved a repurchase of treasury shares with a maximum amount to be invested of 2,000,000 or the lesser amount resulting from the acquisition until reaching 10% of the capital stock. The price to be paid for the shares will be up to a maximum of US$2.20 per ADR on the New York Stock Exchange and up to a maximum of $138 per Class B share on Bolsas y Mercados Argentinos S.A. The Company would could acquire shares for a term of 250 calendar days from the entry into force of the program, subject to any renewal or extension of the term that is approved by the Board of Directors. The approved share program did not imply an obligation on the behalf of Grupo Supervielle with respect to the acquisition of a certain number of shares.

On September 13, 2022, the Board of Directors of Grupo Supervielle S.A. approved to modify point 5 of the terms and conditions of the own shares acquisition plan approved on July 20, 2022 as follows: “5. The price to be paid for the shares will be up to a maximum of US$2.70 per ADR on the New York Stock Exchange and up to a maximum of $155 per Class B share on Bolsas y Mercados Argentinos S.A.” The remaining terms and conditions  remained in force as they were approved.

Subsequently, on December 27, 2022, he Board of Directors approved to modify point 5 of the terms and conditions of the own shares acquisition program approved on July 20, 2022 as follows: “5. The price to be paid for the shares will be up to a maximum of US$2.70 per ADR on the New York Stock Exchange and up to a maximum of $200 per Class B share on Bolsas y Mercados Argentinos S.A.” The remaining terms and conditions remained in force as approved.

In the statement of Changes in Shareholders´ Equity, the nominal value of the repurchased shares is disclosed as “ Treasury shares “ and its restatement as “Inflation adjustment of treasury shares “. The consideration paid, including directly attributable incremental cost, is deducted from equity until the shares are canceled or reissued, and is disclosed as “Cost Treasury shares”.

On 19 April 2024, the Supervisory Board of Supervielle approved a new program for the repurchase of Group shares in accordance with Article 64 of Law 26.831 and CNV rules. The Group decided to establish the Program as a result of the current national macroeconomic context and considering that the actions of the Grupo Supervielle do not reflect the real value of the company’s assets nor their potential value.

The terms and conditions for the acquisition of own shares under the Program were as follows: (i) maximum amount of investment: up to $8,000,000; (ii) maximum number of shares to be acquired: up to 10% of the share capital of Grupo Supervielle, as established by applicable Argentine laws and regulations; (iii) price to be paid: up to $1,600.00 per Class B share and US$8.00 per ADR on the New York Stock Exchange, and (iv) time limit for acquisition: 120 days from the day following the date of publication of the information in the Boletín Diario de la Bolsa de Buenos Aires, subject to any renewal or extension of the term, which will be informed to the public by the same means.

Subsequently, on May 7, 2024, Grupo Supervielle approved the modification of the terms and conditions of the program for the acquisition of own shares as follows: “The price to be paid for shares will be up to a maximum of $2,400.00 per Class B share and US$10.00 per ADR on the New York Stock Exchange. The remaining terms and conditions remain in force as approved”.

The terms and conditions for the acquisition of own shares under the Program were as follows: (i) maximum amount of investment: up to $4,000,000; (ii) maximum number of shares to be acquired: up to 10% of the share capital of Grupo Supervielle, as established by applicable Argentine laws and regulations; (iii) price to be paid: up to $2,400.00 per Class B share and US$10.00 per ADR on the New York Stock Exchange, and (iv) time limit for acquisition: 120 days from the day following the date of publication of the information in the Boletín Diario de la Bolsa de Buenos Aires, subject to any renewal or extension of the term, which will be informed to the public by the same means.

Subsequently, on June 4, 2024, Grupo Supervielle approved the modification of the terms and conditions of the program for the acquisition of own shares as follows: “The maximum amount to be invested will be $8,000,000 or the lower amount resulting in the acquisition up to 10% of the share capital including for the purposes of calculating this percentage the shares that the Company already holds in its portfolio” and “The amount of acquisitions may not exceed 25% of the average daily transaction volume that the shares of the Company have experienced during the previous 90 business days in accordance with the provisions of Law No. 26.831. For the purposes of calculating the limit established by current regulations, Grupo Supervielle will take into account the average daily transaction volume experienced by shares within the period indicated in the two markets in which it operates (Argentine Stock and Markets and the New York Stock Exchange)”.

On July 8, 2024, Grupo Supervielle terminated the Program of Repurchase of Own Shares. Grupo Supervielle has acquired a total of 4,940,665 ByMA Class B shares under the second program, achieving an execution rate of 99.78% of the program and 1.0818% of the share capital. Grupo Supervielle has acquired a total of 18,991,157 Class B shares representing 4.1581% of the share capital.

In the statement of changes in equity, the nominal value of repurchased shares is shown as “own shares in portfolio” and their restatement as “full adjustment of own shares in portfolio”. The consideration paid, including directly attributable incremental expenses, is deducted from equity until the shares are cancelled or reissued, and is disclosed as “cost of treasury shares”.